CONSOLIDATED STATEMENTS OF CASH FLOWS (Paranthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Payments for acquisition of business, cash acquired	$ 0	$ 0	$ 0
Proceeds from disposal of VIE and VIE's subsidiaries, cash disposed	0	0	3,370
Issuance cost	874,628
Series B Preferred Shares
Issuance cost	$ 31,153